Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares		Value
Common Stocks– 96.3%
Automobiles – 1.6%
BYD Co Ltd	22,000	$541,040
Eicher Motors Ltd	12,221	475,051
		1,016,091
Banks – 16.1%
Al Rajhi Bank	67,471	1,353,802
Alinma Bank	82,015	711,986
Bank Negara Indonesia Persero Tbk PT	2,744,800	1,620,632
HDFC Bank Ltd	81,219	1,598,919
ICICI Bank Ltd	212,299	2,275,664
Regional SAB de CV	212,706	1,529,506
Vietnam Technological & Commercial Joint Stock Bank*	756,400	830,484
		9,920,993
Beverages – 1.6%
Becle SAB de CV	468,299	1,018,465
Biotechnology – 0.3%
CANbridge Pharmaceuticals Inc*	597,481	187,550
Capital Markets – 2.4%
CITIC Securities Co Ltd	737,500	1,491,354
Chemicals – 0.9%
Fertiglobe PLC	470,478	541,467
Communications Equipment – 1.0%
Accton Technology Corp	78,000	594,533
Diversified Financial Services – 3.5%
Housing Development Finance Corp Ltd	67,279	2,142,351
Diversified Telecommunication Services – 4.3%
Saudi Telecom Co	158,680	1,548,558
Telekomunikasi Indonesia Persero Tbk PT	4,546,100	1,095,375
		2,643,933
Electronic Equipment, Instruments & Components – 4.0%
E Ink Holdings Inc	134,000	701,310
Hon Hai Precision Industry Co Ltd	221,000	718,084
Sinbon Electronics Co Ltd	53,000	474,058
Wingtech Technology Co Ltd - Class A	74,057	563,109
		2,456,561
Food & Staples Retailing – 2.9%
BGF retail Co Ltd*	3,339	556,909
Wal-Mart de Mexico SAB de CV	358,281	1,261,388
		1,818,297
Food Products – 3.5%
Masan Group Corp	304,960	1,204,226
Tingyi Cayman Islands Holding Corp	528,000	929,961
		2,134,187
Health Care Equipment & Supplies – 1.2%
Shenzhen Mindray Bio-Medical Electronics Co Ltd - Class A	16,366	746,365
Health Care Providers & Services – 1.4%
New Horizon Health Ltd (144A)*	393,000	879,362
Hotels, Restaurants & Leisure – 2.9%
Alamar Foods	20,866	772,504
Americana Restaurants International PLC*	394,985	320,656
Yum China Holdings Inc	13,050	728,354
		1,821,514
Independent Power and Renewable Electricity Producers – 0.9%
China Longyuan Power Group Corp Ltd	435,000	532,190
Information Technology Services – 0.9%
NHN KCP Corp	49,860	533,794
Insurance – 2.3%
AIA Group Ltd	128,200	1,412,461
Interactive Media & Services – 5.9%
Tencent Holdings Ltd	77,000	3,272,859
VTEX - Class A*	100,418	376,568
		3,649,427
Internet & Direct Marketing Retail – 6.6%
Alibaba Group Holding Ltd*	200,332	2,212,026
JD.Com Inc - Class A	65,342	1,836,892
		4,048,918
Life Sciences Tools & Services – 1.1%
Syngene International Ltd (144A)	96,056	680,291

Shares		Value
Common Stocks– (continued)
Machinery – 1.8%
Sany Heavy Industry Co Ltd	261,777	$597,968
Shenzhen Inovance Technology Co Ltd - Class A	49,364	496,048
		1,094,016
Metals & Mining – 5.1%
Allkem Ltd*	97,204	738,280
Companhia Brasileira de Aluminio	289,287	628,398
Ivanhoe Mines Ltd*	140,567	1,110,996
Solaris Resources Inc*	134,989	642,140
		3,119,814
Oil, Gas & Consumable Fuels – 1.8%
3R Petroleum Oleo e Gas SA*	157,310	1,131,622
Pharmaceuticals – 0.3%
Zhaoke Ophthalmology Ltd (144A)*	516,500	198,905
Road & Rail – 2.2%
Full Truck Alliance Co (ADR)*	170,958	1,367,664
Semiconductor & Semiconductor Equipment – 8.3%
LEENO Industrial Inc	6,165	765,121
Taiwan Semiconductor Manufacturing Co Ltd	300,000	4,372,893
		5,138,014
Software – 1.7%
Linklogis Inc - Class B (144A)*	1,994,939	1,028,799
Technology Hardware, Storage & Peripherals – 5.8%
Samsung Electronics Co Ltd	81,636	3,600,276
Transportation Infrastructure – 1.0%
International Container Terminal Services Inc	166,420	599,368
Water Utilities – 1.3%
China Water Affairs Group Ltd	948,000	781,111
Wireless Telecommunication Services – 1.7%
Bharti Airtel Ltd	109,634	1,065,791
Total Common Stocks (cost $64,741,214)		59,395,484
Private Placements– 1.1%
Biotechnology – 0.6%
Structure Therapeutics Inc - Series B*,¢,§	92,696	375,261
Health Care Providers & Services – 0.5%
API Holdings Private Ltd*,¢,§	758,340	278,154
Total Private Placements (cost $926,137)		653,415
Investment Companies– 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $1,312,778)	1,312,516	1,312,778
Total Investments (total cost $66,980,129) – 99.5%		61,361,677
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		331,147
Net Assets – 100%		$61,692,824

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$18,766,818	30.6%
India	8,516,221	13.9
Taiwan	6,860,878	11.2
South Korea	5,456,100	8.9
Saudi Arabia	4,386,850	7.1
Mexico	3,809,359	6.2
Indonesia	2,716,007	4.4
Brazil	2,136,588	3.5
Vietnam	2,034,710	3.3
Canada	1,753,136	2.9
Hong Kong	1,412,461	2.3
United States	1,312,778	2.1
United Arab Emirates	862,123	1.4
Australia	738,280	1.2
Philippines	599,368	1.0

Total	$61,361,677	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$8,271	$67	$(43)	$1,312,778

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	1,012,636	9,075,593	(8,775,475)	1,312,778

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $2,787,357, which represents 4.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2022 is $653,415, which represents 1.1% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted Securities (as of December 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$550,876	$278,154	0.5%
Structure Therapeutics Inc - Series B	7/30/21	375,261	375,261	0.6
Total		$926,137	$653,415	1.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Banks	$1,529,506	$8,391,487	$-
Beverages	1,018,465	-	-
Biotechnology	187,550	-	-
Food & Staples Retailing	1,261,388	556,909	-
Hotels, Restaurants & Leisure	320,656	1,500,858	-
Interactive Media & Services	376,568	3,272,859	-
Metals & Mining	1,753,136	1,366,678	-
Road & Rail	1,367,664	-	-
All Other	-	36,491,760	-
Private Placements	-	-	653,415
Investment Companies	-	1,312,778	-
Total Assets	$7,814,933	$52,893,329	$653,415

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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